Unit-based Compensation, 2020 Plan (Q3) (Details) - 2020 Plan [Member] - Unit Options [Member] - $ / shares		7 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2020		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]	4 years 7 months 9 days
Expected unit price volatility	[2]	48.20%
Expected dividend yield		0.00%	[3]	0.00%	[4]	0.00%	[4]	0.00%	[3]
Weighted average grant-date fair value per unit of unit options granted (in dollars per share)		$ 1.8						$ 2.51
Fair value per common unit (in dollars per share)		$ 4.5
Number of Options [Roll Forward]
Outstanding, beginning balance (in shares)		0		3,442,397		2,524,205		2,524,205
Granted (in shares)		2,708,025		867,050				1,416,800
Exercised (in shares)				(240,205)				(300,065)
Forfeited (in shares)		(183,820)		(886,519)				(198,543)
Outstanding, ending balance (in shares)		2,524,205		3,182,723				3,442,397
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)		$ 0		$ 4.97		$ 4.5		$ 4.5
Granted (in dollars per share)		4.5		10.37				5.66
Exercised (in dollars per share)				4.73				4.5
Forfeited (in dollars per share)		4.5		4.63				4.58
Outstanding, ending balance (in dollars per share)		$ 4.5		$ 6.56				$ 4.97
Minimum [Member]
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]			4 years 6 months 25 days		4 years 6 months 18 days		4 years 6 months 18 days
Expected unit price volatility				56.39%	[5]	48.20%	[5]	48.20%	[2]
Risk free interest rate		0.42%	[6]	1.37%	[7]	0.32%	[7]	0.32%	[6]
Weighted average grant-date fair value per unit of unit options granted (in dollars per share)				$ 2.75		$ 1.8
Fair value per common unit (in dollars per share)				$ 5.89		$ 4.5		$ 4.5
Maximum [Member]
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]			4 years 7 months 9 days		4 years 7 months 9 days		4 years 7 months 9 days
Expected unit price volatility				60.87%	[5]	56.46%	[5]	56.46%	[2]
Risk free interest rate		0.56%	[6]	3.05%	[7]	0.78%	[7]	0.98%	[6]
Weighted average grant-date fair value per unit of unit options granted (in dollars per share)				$ 5.81		$ 2.17
Fair value per common unit (in dollars per share)				$ 11.13		$ 4.98		$ 5.89

[1]	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
[2]	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
[3]	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future
[4]	Prior to June 10, 2022, the Company has not historically paid cash dividends on its common units. On June 10, 2022, the Company’s Board of Managers approved a special distribution as described in Note 9, and does not expect to pay any normal course cash dividends on its common units in the foreseeable future.
[5]	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards.
[6]	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
[7]	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards.